Offsetting financial assets and liabilities - Summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	€ 390,577	€ 429,373
Gross amounts of recognised financial assets offset in the statement of financial position	(318,057)	(358,608)
Net amounts of financial liabilities presented in the statement of financial position	72,520	70,765
Financial instruments	10,862	17,962
Cash and financial instruments pledged as collateral	39,929	34,447
Net amount	21,729	18,357
Amounts not subject to enforceable netting arrangements	14,745	18,283
Statement of financial position total	87,265	89,049
Deposits from banks	18,517	16,723
Customer deposits	721,373	691,661
Other	11,989	12,369
Deposits from banks
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	366	126
Gross amounts of recognised financial assets offset in the statement of financial position	(365)	(93)
Net amounts of financial liabilities presented in the statement of financial position	1	33
Financial instruments
Cash and financial instruments pledged as collateral		33
Net amount	1
Amounts not subject to enforceable netting arrangements	329
Statement of financial position total	330	33
Deposits from banks | Repurchase, securities lending and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	79	64
Gross amounts of recognised financial assets offset in the statement of financial position	(77)	(31)
Net amounts of financial liabilities presented in the statement of financial position	1	33
Financial instruments
Cash and financial instruments pledged as collateral		33
Net amount	1
Amounts not subject to enforceable netting arrangements	329
Statement of financial position total	330	33
Deposits from banks | Other
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	287	62
Gross amounts of recognised financial assets offset in the statement of financial position	(287)	(62)
Net amounts of financial liabilities presented in the statement of financial position
Financial instruments
Cash and financial instruments pledged as collateral
Net amount
Amounts not subject to enforceable netting arrangements
Statement of financial position total
Deposits from banks | Cash pools
Disclosure of credit risk exposure [line items]
Deposits from banks	18,186	16,690
Deposits from banks excluding repurchase agreements subject to offsetting	0
Deposits from customers, excluding repurchase agreements subject to offsetting		0
Customer deposits
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	228,045	252,868
Gross amounts of recognised financial assets offset in the statement of financial position	(209,601)	(236,052)
Net amounts of financial liabilities presented in the statement of financial position	18,445	16,817
Financial instruments	8	21
Cash and financial instruments pledged as collateral
Net amount	18,437	16,796
Amounts not subject to enforceable netting arrangements	182	1
Statement of financial position total	18,627	16,818
Customer deposits | Repurchase, securities lending and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	32	1,214
Gross amounts of recognised financial assets offset in the statement of financial position	(32)	(1,214)
Net amounts of financial liabilities presented in the statement of financial position
Financial instruments
Cash and financial instruments pledged as collateral
Net amount
Amounts not subject to enforceable netting arrangements	182	1
Statement of financial position total	182
Customer deposits | Cash pools
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	228,013	251,655
Gross amounts of recognised financial assets offset in the statement of financial position	(209,568)	(234,838)
Net amounts of financial liabilities presented in the statement of financial position	18,445	16,817
Financial instruments	8	21
Cash and financial instruments pledged as collateral
Net amount	18,437	16,796
Amounts not subject to enforceable netting arrangements
Statement of financial position total	18,445	16,817
Customer deposits	721,191	691,661
Deposits from customers, excluding repurchase agreements subject to offsetting	18,445	16,817
Financial liabilities at fair value through profit or loss | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	156,424	170,769
Gross amounts of recognised financial assets offset in the statement of financial position	(102,395)	(117,095)
Net amounts of financial liabilities presented in the statement of financial position	54,028	53,674
Financial instruments	10,809	17,859
Cash and financial instruments pledged as collateral	39,929	34,414
Net amount	3,291	1,402
Amounts not subject to enforceable netting arrangements	14,234	18,283
Statement of financial position total	68,262	71,956
Financial liabilities at fair value through profit or loss | Repurchase, securities lending and similar agreements | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	84,997	81,384
Gross amounts of recognised financial assets offset in the statement of financial position	(48,514)	(49,365)
Net amounts of financial liabilities presented in the statement of financial position	36,483	32,019
Financial instruments	26	219
Cash and financial instruments pledged as collateral	36,520	31,669
Net amount	(63)	130
Amounts not subject to enforceable netting arrangements	9,760	11,671
Statement of financial position total	46,243	43,689
Financial liabilities at fair value through profit or loss | Derivatives 3 | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	71,427	89,386
Gross amounts of recognised financial assets offset in the statement of financial position	(53,882)	(67,731)
Net amounts of financial liabilities presented in the statement of financial position	17,545	21,655
Financial instruments	10,783	17,639
Cash and financial instruments pledged as collateral	3,409	2,745
Net amount	3,353	1,272
Amounts not subject to enforceable netting arrangements	4,474	6,612
Statement of financial position total	22,019	28,267
Other items where offsetting is applied in the statement of financial position
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial liabilities	5,742	5,609
Gross amounts of recognised financial assets offset in the statement of financial position	(5,697)	(5,368)
Net amounts of financial liabilities presented in the statement of financial position	45	242
Financial instruments	45	83
Cash and financial instruments pledged as collateral
Net amount		159
Amounts not subject to enforceable netting arrangements
Statement of financial position total	45	242
Other	4,188	4,290
Other liabilities - amounts to be settled subject to offsetting	€ 45	€ 242